Income Taxes (Details) - Schedule of domestic and foreign pre-tax income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of domestic and foreign pre-tax income [Abstract]
Domestic	$ (141,536)	$ (7,437)
Foreign	(653)
Total loss before tax	$ (142,189)	$ (7,437)